Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax
Deferred tax assets	¥ 19,900	¥ 12,254	¥ 11,922
Deferred tax liabilities	(12,829)	(1,971)	(2,648)
Tax losses
Deferred income tax
Deferred tax assets	17,478	12,254	11,922
Others
Deferred income tax
Deferred tax assets	2,422
Deferred tax liabilities	(581)
Medical licenses and tradenames
Deferred income tax
Deferred tax liabilities	¥ (12,248)	¥ (1,971)	¥ (2,648)